Investment in Associates	6 Months Ended
Jun. 30, 2022
Investment in Associates
Investment in Associates

3. Investment in Associates

The movements in investment in associates are reported in the following table:

June 30, 2022
As of January 1, 2022	23,508
Additions	103
Share of profit of associates	935
As of June 30, 2022	24,546